Loss Per Share - Summary of Diluted Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	42,252,636	37,659,707	42,252,636	37,659,707	38,496,099	36,638,554
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	3,162,883	3,055,376	3,162,883	3,055,376	3,891,768	2,104,223
Preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	36,809,092	32,865,949	36,809,092	32,865,949	32,865,949	32,865,949
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,280,661	1,738,382	2,280,661	1,738,382	1,738,382	1,668,382